Unaudited Interim Condensed Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities
Loss before income tax	R$ (7,373)	R$ (53,054)
Adjustments for:
Depreciation and amortization	9,851	9,985
Treasury stock		(27)
Share-based payment expense		47
Adjustment in provision for risks	(4,661)	(4,999)
Interest on loans, financing and debentures	5,811	5,497
Interest on lease liabilities	177	134
Allowance for expected credit loss	58	(22)
Loss on disposal of assets	145	43
Deferred and contingent consideration adjustment	22,343	21,616
Employee bonus provision	660	917
Fair value of derivative warrant liabilities	(2,100)	(3,026)
Write-off due to disposal		35,854
Amortization of transaction costs	38	170
Increase (decrease) in operating assets:
Trade accounts receivable	(1,049)	3,229
Other assets	1,215	(1,616)
(Decrease) increase in operating liabilities:
Accounts payable to suppliers	(2,139)	(13,585)
Salaries and labor charges	(2,416)	319
Taxes and fees	(755)	2,666
Deferred revenue	(84)	583
Other liabilities	4,357	95
Income taxes paid	(8,929)	(6,955)
Net cash (used in) generated by operating activities	15,149	(2,129)
Investment activities
Cash payments to acquire property and equipment	(114)	(753)
Cash payments to acquire intangibles	(2,640)	(3,307)
Acquisition of subsidiaries – net of cash acquired		(279)
Net cash used in investment activities	(2,754)	(4,339)
Financing activities
Payment of principal loans and financing	(2,903)	(4,287)
Interest paid	(8,088)	(3,815)
Payment of principal portion of lease liabilities	(656)	(507)
Repayments of debentures, loans, and financing		(19,285)
Proceeds from debentures, loans and financing	6,600
Capital increase		85,741
Distributions paid to non-controlling interest	(5,684)	(12,326)
Payment of principal on related party loans		174
Payment of deferred and contingent consideration on acquisitions	(5,895)	(33,375)
Net cash (used in) generated by financing activities	(16,626)	12,320
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	594	(7,488)
Decrease in cash and cash equivalents	(3,637)	(1,636)
Cash and cash equivalents at the beginning of the period	13,451	18,035
Cash and cash equivalents at the end of the period	9,814	16,399
Decrease in cash and cash equivalents	(3,637)	(1,636)
Cash and cash equivalents at the beginning of the period	13,451	18,035
Cash and cash equivalents at the end of the period	R$ 9,814	R$ 16,399